OTHER NON-CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Financial liabilities
-Long-term payables for mining rights	¥ 798,204	¥ 1,014,169
-Other financial liabilities	82,660	22,748
Financial liabilities included in other non-current liabilities	880,864	1,036,917
Obligations in relation to early retirement schemes (i)	205,802	217,864
Deferred government grants	153,290	182,221
Deferred gain relating to sales and leaseback agreements	50,630	58,844
Contract liabilities	108,545	182,859
Provision for rehabilitation	393,896	316,812
Others	145,213	152,041
Other non current liabilities excluding financial liabilities	1,057,376	1,110,641
Other non current liabilities	¥ 1,938,240	2,147,558		$ 304,152
Percentage of forecasted increase in living expenses, social insurance and housing fund	3.00%			3.00%
Retirement benefits under the Group's early retirement schemes
As at 1 January	¥ 497,334	843,253
Provision made during the year (Note 30)	269,895	53,339	¥ 210,428
Interest costs	4,612	11,582
Payment during the year	(343,362)	(410,840)
As at 31 December	428,479	497,334	¥ 843,253
Non-current	205,802	217,864
Current (note 22)	¥ 222,677	¥ 279,470